Taxation (Details) - ITALY	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2021
Income Tax [Line Items]
Effective tax rate		4.80%	4.80%
Forecast
Income Tax [Line Items]
Additional tax rate election period beginning 2025	10 years